Impairment Charges - Summary of Impairment Charges (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge on property, plant and equipment	¥ 31	¥ 4	¥ 15
Write-down of flight equipment spare parts to net realizable value	153		301
Impairment charge on assets classified as held for sale			2
Impairment charges	¥ 184	¥ 4	¥ 318